EARNINGS PER COMMON SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table illustrates the computation of basic and diluted earnings per share for the three and six months ended June 30, 2012 and 2011 (in thousands, except share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Numerator
Net income	$5,923	$2,087	$10,328	$3,335

Denominator
Basic weighted average common shares	37,147,942	25,154,284	37,092,683	25,140,781
Dilutive stock options and restricted stock units	43,745	71,895	26,322	69,794

Diluted weighted average common shares	37,191,687	25,226,179	37,119,005	25,210,575

Basic earnings per common share	$0.16	$0.08	$0.28	$0.13

Diluted earnings per common share	$0.16	$0.08	$0.28	$0.13

The following table illustrates the computation of basic and diluted earnings per share for the year ended December 31, 2011 and for the period from the Separation Date through December 31, 2010 (in thousands, except share and per share amounts):

	Year Ended December 31, 2011	Period from November 15, 2010 to December 31, 2010
Numerator
Net income	$12,842	$7

Denominator
Basic weighted average common shares	30,109,417	25,110,936
Dilutive stock options and restricted stock units	61,808	76,052

Diluted weighted average common shares	30,171,225	25,186,988

Basic earnings per common share	$0.43	$—

Diluted earnings per common share	$0.43	$—